COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
As of June 30, 2014, future minimum rental commitments under non-cancelable operating leases are as follows:

Year ending June 30,
Unaudited
2015	$6,708
2016	6,442
2017	6,571
2018	6,414
2019 and on	33,571

Total minimum lease payments *)	$59,706

*)	Minimum payments have been reduced by minimum sublease rental of $ 1,218 (unaudited) due in the future under non-cancelable subleases.